Intangible assets, net	3 Months Ended
Mar. 31, 2024
Intangible assets, net
Intangible assets, net
5.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Purchased software	11,055	11,337
Total cost	11,055	11,337
Less: accumulated amortization	(6,808)	(7,097)
Intangible assets, net	4,247	4,240

Amortization expense recognized for the three months ended March 31, 2023 and 2024 was RMB299 and RMB289 respectively.

Estimated amortization expense of the existing intangible assets is as follows:

RMB
Nine months ending December 31, 2024	803
2025	1,093
2026	864
2027	621
2028	269
Thereafter	590
Total	4,240